[Logo]              Investing                       [Photo of Stock Certificate]
EATON VANCE         for the
================    21st
    Mutual Funds    Century





Semiannual Report September 30, 1997

[Photo of Paul Revere Statue]

                                       EV
                                     MARATHON
                                HIGH INCOME FUND

                               M a r a t h o n

                                   Eaton Vance
                      Global Management-Global Distribution


[Photo of Boston Skyline]

EV Marathon High Income Fund as of September 30, 1997

INVESTMENT UPDATE

-----------------------------


[Photo of Michael Weilheimer]


-----------------------------
Michael Weilheimer,
Portfolio Manager

INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------
o Despite increasing volatility, the six-month period was a favorable one for the bond market. Ten-year Treasury bond yields declined from 6.9% at March 31 to around 6.1% by September 30, as the Federal Reserve maintained a stable interest rate policy amid a climate of continued low inflation.

o Buoyed by the strong economy and a rising stock market, the high-yield market again outperformed the investment-grade market. For example, the Lehman Brothers High-Yield Bond Index posted a return of 9.4% during the six-month period, while the Lehman Brothers Government/Corporate Bond Index returned 7.3%.(1)

o The high-yield market continued to expand during 1997, surpassing $400 billion in market capitalization. Through September alone, issuance for 1997 reached $100 billion, eclipsing the $75 billion issued for all of 1996.

THE FUND
--------------------------------------------------------------------------------

  Performance for the Past Six Months
o The Fund's total return was 12.2% for the six months ended September 30, 1997,(2) the result of a rise in net asset value per share from $7.22 on March 31, 1997 to $7.77 on September 30, 1997, and the reinvestment of $0.312 in dividends.

o The Fund's risk-adjusted performance through September 30 earned it a Five-Star Overall Rating among taxable bond funds covered by Morningstar, Inc.(3) - a nationally-recognized monitor of mutual fund performance.

  Recent Portfolio Developments
o Hooker Talcott, Jr. announced his retirement, effective October 31. Under his eleven years of management, the Fund has established a superior long-term record. Michael Weilheimer, with whom Hooker has shared Portfolio management for the past 21 months, has now assumed sole management responsibilities.

o Communications services bonds constituted the Portfolio's largest sector weighting at September 30. Prompted by the industry's increasing capital requirements to finance growth, telecom-related bonds represented around 30% of new high-yield issuance in 1997.

o Among the Portfolio's telecom-related holdings, Brooks Fiber Properties, which recently agreed to be purchased by Worldcom, Inc., is among the competitive local exchange companies that are gaining market share from Bell operating companies and becoming increasingly important telecommunications players.

o Broadcasting and cable bonds were the Portfolio's second largest weighting. Cablevision Systems, Inc. enjoyed modest subscriber growth even as it implemented price increases; it now offers additional products such as internet services. Elsewhere, Chancellor Radio Broadcasting has become a national powerhouse through an aggressive acquisition policy.

--------------------------------------------------------------------------------
(1) It is not possible to invest directly in an Index.

(2) Return does not reflect applicable contingent deferred sales charge (CDSC).

(3) Morningstar ratings reflect historical risk-adjusted performance through 9/30/97 and are subject to change. Past performance is no guarantee of future results. Funds are assigned ratings from 1 star (lowest) to 5 stars (highest). Ratings are calculated from the funds' 3-,5-, and 10-year returns (with fee adjustment) in excess of 90-day Treasury bill returns. The top 10% of the funds in a category receive 5 stars; the next 22.5% receive 4 stars. For the 3-year period, the Fund was rated 5 stars (1309 funds); for the 5-year period, 5 stars (713 funds); and for the 10-year period, 4 stars (301 funds).

(4) Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns reflect applicable CDSC based on following schedule: 5% - 1st year; 5% - 2nd year; 4% - 3rd year; 3%
    - 4th year; 2% - 5th year; 1% - 6th year.

(5) Industry positions and ten largest holdings are as of 9/30/97 only and may not be representative of the Portfolio's current or future investments. Ten largest holdings account for 13.5% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total net assets of the Portfolio.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

Fund Information
as of September 30, 1997

Performance(4)
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One year                                             16.9%
Five years                                           11.0
Ten years                                            10.0

SEC Average Annual Total Returns (including applicable CDSC)
--------------------------------------------------------------------------------
One year                                             11.9%
Five years                                           10.7
Ten years                                            10.0

Diversification by Industry(5)
--------------------------------------------------------------------------------
By total investments

Communication Services                               13.9%
Broadcast/Cable                                      11.6%
Foods                                                 5.8%
Oil/Gas                                               5.1%
Manufacturing                                         4.2%

Ten Largest Holdings5
--------------------------------------------------------------------------------

Cablevision Systems, Inc.                             1.9%
Nextlink Communications, Inc.                         1.7
United International Holdings, Inc.                   1.5
Dial Call, Communications, Inc.                       1.2
Chancellor Radio Broadcasting, Inc.                   1.2
Mariner Energy Corp.                                  1.2
AFC Enterprises, Inc.                                 1.2
International Home Foods, Inc.                        1.2
Hyperion Communications, Inc.                         1.2
Pricellular Communications, Inc.                      1.2

EV Marathon High Income Fund as of September 30, 1997
-------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited)
-------------------------------------------------------------------------------

Statement of Assets and Liabilities

As of September 30, 1997
Assets
-------------------------------------------------------------------------------

Investment in High Income Portfolio, at value (Note 1A)
  (identified cost, $617,368,225)                                  $663,728,807
Receivable for Fund shares sold                                         796,580
-------------------------------------------------------------------------------
Total assets                                                       $664,525,387
-------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------
Dividends payable                                                  $  2,169,521
Payable for Fund shares redeemed                                      1,060,280
Payable to affiliate for Trustees' fees (Note 4)                            831
Accrued expenses                                                        314,388
-------------------------------------------------------------------------------
Total liabilities                                                  $  3,545,020
-------------------------------------------------------------------------------
Net Assets for 85,121,052 shares of beneficial interest
  outstanding                                                      $660,980,367
-------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------
Paid-in capital                                                    $677,820,380
Accumulated net realized loss on investments from
  Portfolio (computed on the basis of identified cost)              (61,462,027)
Accumulated distributions in excess of net investment income         (1,738,568)
Net unrealized appreciation of investments from Portfolio
  (computed on basis of identified cost)                             46,360,582
-------------------------------------------------------------------------------
Total                                                              $660,980,367
-------------------------------------------------------------------------------

Net Asset Value, Offering Price and Redemption
Price Per Share (Note 6)
-------------------------------------------------------------------------------
($660,980,367 / 85,121,052 shares of
  beneficial interest outstanding)                                 $       7.77
-------------------------------------------------------------------------------

Statement of Operations

For the Six Months Ended
September 30, 1997
Investment Income (Note 1B)
-------------------------------------------------------------------------------
Interest income allocated from Portfolio                            $31,475,432
Dividend income allocated from Portfolio                                211,479
Miscellaneous income                                                    248,761
Expenses allocated from Portfolio                                    (2,002,596)
-------------------------------------------------------------------------------
Net investment income from Portfolio                                $29,933,076
-------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------
Compensation of Trustees not members of the Administrator's
  organization (Note 4)                                             $     1,701
Distribution fees (Note 5)                                            2,869,402
Transfer and dividend disbursing agent fees                             341,728
Registration fees                                                        52,645
Printing and postage                                                     26,697
Custodian fee                                                            16,600
Legal and accounting services                                            15,627
Miscellaneous                                                            43,858
-------------------------------------------------------------------------------
Total expenses                                                      $ 3,368,258
-------------------------------------------------------------------------------

Net investment income                                               $26,564,818
-------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
-------------------------------------------------------------------------------

Net realized gain (loss) --
  Investment transactions (identified cost basis)                   $10,025,200
-------------------------------------------------------------------------------
Net realized gain on investments                                    $10,025,200
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments                                                       $35,222,611
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
 of investments                                                     $35,222,611
-------------------------------------------------------------------------------

Net realized and unrealized gain on investments                     $45,247,811
-------------------------------------------------------------------------------

Net increase in net assets from operations                          $71,812,629
-------------------------------------------------------------------------------

                       See notes to financial statements

EV Marathon High Income Fund as of September 30, 1997
-------------------------------------------------------------------------------
FINANCIAL STATEMENTS (CONT'D
-------------------------------------------------------------------------------

Statement of Changes in Net Assets

                                                  Six Months Ended
Increase (Decrease)                               September 30, 1997               Year Ended
in Net Assets                                     (Unaudited)                  March 31, 1997
---------------------------------------------------------------------------------------------
From operations --
  Net investment income                                  $ 26,564,818            $ 49,873,683
  Net realized gain (loss) on investments                  10,025,200              (3,889,847)
  Net change in unrealized appreciation
    (depreciation) of investments                          35,222,611              13,832,420
---------------------------------------------------------------------------------------------
Net increase in net assets from operations               $ 71,812,629            $ 59,816,256
---------------------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --
  From net investment income                             $(26,243,264)           $(49,873,683)
  In excess of net investment income                               --                (446,941)
---------------------------------------------------------------------------------------------
Total distributions to shareholders                      $(26,243,264)           $(50,320,624)
---------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest
  (Note 3) --
  Proceeds from sales of shares                          $ 73,021,798            $175,363,195
  Net asset value of shares issued to
    shareholders in payment of distributions
    declared                                                8,053,726              15,276,268
  Cost of shares redeemed                                 (63,937,484)            (98,827,713)
---------------------------------------------------------------------------------------------
Net increase in net assets from
  Fund share transactions                                $ 17,138,040            $ 91,811,750
---------------------------------------------------------------------------------------------

Net increase in net assets                               $ 62,707,405            $101,307,382
---------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------
At beginning of period                                   $598,272,962            $496,965,580
---------------------------------------------------------------------------------------------
At end of period                                         $660,980,367            $598,272,962
---------------------------------------------------------------------------------------------

Accumulated
distributions in excess
of net investment income
included in net assets
---------------------------------------------------------------------------------------------
At end of period                                         $ (1,738,568)           $ (2,060,122)
---------------------------------------------------------------------------------------------


                       See notes to financial statements

EV Marathon High Income Fund as of September 30, 1997
-------------------------------------------------------------------------------
FINANCIAL STATEMENTS (CONT'D
-------------------------------------------------------------------------------

Financial Highlights


                                                           Six Months Ended                    Year Ended March 31,
                                                           September 30, 1997  ----------------------------------------------------
                                                           (Unaudited)            1997      1996       1995       1994       1993
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                    $  7.220             $  7.100   $  6.920   $  7.450   $  7.480   $  7.380
-----------------------------------------------------------------------------------------------------------------------------------

Income from operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                     $  0.317             $  0.652   $  0.665   $  0.671   $  0.697   $  0.767
Net realized and unrealized gain (loss) on investments       0.545                0.120      0.189     (0.507)     0.047      0.170
-----------------------------------------------------------------------------------------------------------------------------------
Total income from operations                              $  0.862             $  0.772   $  0.854   $  0.164   $  0.744   $  0.937
-----------------------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                $ (0.312)            $ (0.646)  $ (0.665)  $ (0.671)  $ (0.697)  $ (0.767)
In excess of net investment income                            --                 (0.006)    (0.009)    (0.023)    (0.077)    (0.070)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       $ (0.312)            $ (0.652)  $ (0.674)  $ (0.694)  $ (0.774)  $ (0.837)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period                          $  7.770             $  7.220   $  7.100   $  6.920   $  7.450   $  7.480
-----------------------------------------------------------------------------------------------------------------------------------

Total Return(1)                                              12.18%               11.37%     12.80%      2.51%     10.28%     13.41%
-----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                   $660,980             $598,273   $496,966   $439,171   $399,259   $332,854
Ratio of net expenses to average net assets(2)                1.70%+               1.77%      1.78%      1.78%      1.82%      2.09%
Ratio of net investment income to average daily
  net assets                                                  8.42%+               8.97%      9.38%      9.52%      9.09%     10.31%
Portfolio Turnover(3)                                         --                   --         --           11%        96%        91%
-----------------------------------------------------------------------------------------------------------------------------------
+    Annualized.
(1)  Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
(2)  Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(3)  Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its taxable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                                            See notes to financial statements

EV Marathon High Income Fund as of September 30,1997

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1 Significant Accounting Policies
--------------------------------------------------------------------------------
  EV Marathon High Income Fund (the Fund) is a diversified series of Eaton
  Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in the High Income Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (80.5% at September 30, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

  C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 1997, the Fund, for federal income tax purposes, had a capital loss carryover of $69,870,385, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on March 31, 1999 ($21,013,203), 2000 ($23,278,421), 2003 ($12,690,352), 2004
  ($5,868,015) and 2005 ($7,020,394), respectively. Additionally, net losses of $1,523,133 attributable to security transactions incurred after October 31, 1996, are treated as arising on the first day of the Fund's current taxable year.

  D Other -- Investment transactions are accounted for on a trade date basis.

  E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.

  G Interim Financial Information -- The interim financial statements relating to September 30, 1997 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
--------------------------------------------------------------------------------
  The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Such daily dividends will be paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
--------------------------------------------------------------------------------
  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                  Six Months Ended
                                                  September 30, 1997       Year Ended
                                                  (Unaudited)              March 31, 1997
------------------------------------------------------------------------------------------
Sales                                                      9,839,564           24,377,723
Issued to shareholders electing to receive
  payments of distributions in Fund shares                 1,076,294            2,122,410
Redemptions                                               (8,602,456)         (13,725,000)
------------------------------------------------------------------------------------------
Net increase                                               2,313,402           12,775,133
------------------------------------------------------------------------------------------

4 Transactions with Affiliates
--------------------------------------------------------------------------------
  Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment advisor fee. Certain of the officers and Trustees of the Fund and the Portfolio are officers and directors/trustees of the above organizations.

5 Distribution Plan
--------------------------------------------------------------------------------
  The Fund has adopted a distribution plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365 of 0.75% of the Fund's daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the shares sold plus, (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. The Fund paid $2,364,517 to EVD for the six months ended September
  30, 1997, representing 0.75% (annualized) of average daily net assets. At September 30, 1997, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $17,301,000.

  In addition, the Plan authorizes the Fund to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for each fiscal year. The Trustees have initially implemented the Plan by authorizing the Fund to make quarterly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not to exceed 0.25% per annum of the Fund's average daily net assets based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. The Fund paid or accrued service fees to or payable to EVD for the six months ended September 30, 1997, in the amount of $504,885. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and Authorized Firms are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

  Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
--------------------------------------------------------------------------------
  A contingent deferred sales charge (CDSC) is imposed on any redemption of Fund shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to the Investment Advisor or its affiliates or to their respective employees. CDSC is paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered
  Distribution Charges exist will be credited to the Fund. For the six months ended September 30, 1997, EVD received approximately $775,000 of CDSC paid by shareholders.

7 Investment Transactions
--------------------------------------------------------------------------------
  Increases and decreases in the Fund's investment in the Portfolio for the six month period ended September 30, 1997 aggregated $75,815,005 and $87,543,943, respectively.

High Income Portfolio as of September 30, 1997
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited)
-------------------------------------------------------------------------------
(Expressed in United States Dollars)

Corporate Bonds & Notes -- 92.5%
                                                                   Principal
                                                                   Amount
Security                                                           (000 omitted)     Value
-----------------------------------------------------------------------------------------------
Advertising -- 0.7%
-----------------------------------------------------------------------------------------------
Outdoor Systems, Inc., Sr. Sub Notes, 8.875%, 6/15/07                $  5,600      $  5,712,000
-----------------------------------------------------------------------------------------------
                                                                                   $  5,712,000
-----------------------------------------------------------------------------------------------

Apparel -- 2.4%
-----------------------------------------------------------------------------------------------
Dan River Inc., Sr. Sub. Notes, 10.125%, 12/15/03                    $  5,800      $  6,220,500
Glenoit Corp., Sr. Sub. Notes, 11.00%, 4/15/07(1)                       4,800         5,148,000
Polysindo International Finance, Inc., Guaranteed Notes,
9.375%, 7/30/07                                                         1,200         1,179,000
William Carter Co., Sr. Sub. Notes, 10.375%, 12/1/06                    6,275         6,557,375
-----------------------------------------------------------------------------------------------
                                                                                   $ 19,104,875
-----------------------------------------------------------------------------------------------

Auto and Parts -- 1.2%
-----------------------------------------------------------------------------------------------
Key Plastics, Inc., Sr. Notes, 14.00%, 11/15/99                      $  5,500      $  6,105,000
Terex Corp., Sr. Sub. Notes, 13.25%, 5/15/02                            3,333         3,816,285
-----------------------------------------------------------------------------------------------
                                                                                   $  9,921,285
-----------------------------------------------------------------------------------------------

Banks-Regional -- 1.2%
-----------------------------------------------------------------------------------------------
First Nationwide Holdings, Inc., Sr. Sub Notes, 10.625%, 10/1/03     $  7,200      $  7,920,000
First Nationwide, Inc., Sr. Notes, 12.50%, 4/15/03                      1,600         1,800,000
-----------------------------------------------------------------------------------------------
                                                                                   $  9,720,000
-----------------------------------------------------------------------------------------------

Banks and Money Services -- 0.7%
-----------------------------------------------------------------------------------------------
Intertek Finance PLC, Sr. Sub. Notes, 10.25%, 11/1/06                $  5,600      $  5,880,000
-----------------------------------------------------------------------------------------------
                                                                                   $  5,880,000
-----------------------------------------------------------------------------------------------

Broadcasting and Cable -- 8.0%
-----------------------------------------------------------------------------------------------
Adelphia Communications Corp., Sr. Notes, 10.50%, 7/15/04(1)         $  2,640      $  2,798,400
Adelphia Communications Corp., Sr. Notes, 9.875%, 3/1/07                4,480         4,625,600
Austrailis Holdings, Sr. Sec. Disc. Notes, 15.00% (0% until
2000), 11/1/02                                                          2,000         1,600,000
Cablevision Systems Corp., Sr. Sub. Notes, 9.25%, 11/1/05               3,400         3,553,000
Diamond Cable Communications Co., Sr. Disc. Notes, 13.25% (0%
until 1999),9/30/04                                                     1,600         1,400,000
Diamond Cable Communications Co., Sr. Disc. Notes, 11.75% (0%
until 2000),12/15/05                                                    1,400         1,048,250
Digital Television Services, Inc., Sr. Sub. Notes,
12.50%, 8/1/07(1)                                                       5,760         6,033,600
International Cabletel, Inc., Sr. Disc. Notes, 11.50%
(0% until 2001), 2/1/06                                                 1,400         1,046,500
Marcus Cable Operating Co., Sr. Debs., 11.875%, 10/1/05                 2,800         3,062,500
Marcus Cable Operating Co., Sr. Disc. Notes, 13.50%
(0% until 1999),8/1/04                                                    800           721,000
Marcus Cable Operating Co., Sr. Disc. Notes, 14.25%
(0% until 2000),12/15/05                                                8,500         7,055,000
NTL, Inc., Sr. Notes, 10.00%, 2/15/07                                   4,400         4,598,000
Sullivan Broadcasting Co., Inc., Sr. Sub. Notes, 10.25%, 12/15/05       4,800         5,034,000
UIH Australia/Pacific, Inc., Sr. Disc. Notes,
14.00% (0% until 2007), 5/15/06(1)                                      1,600         1,148,000
UIH Australia/Pacific, Inc., Sr. Disc. Notes,
14.00% (0% until 2001), 5/15/06                                         2,000         1,435,000
United International-Series B, Sr. Sec. Disc. Notes,
0.00%, 11/15/99                                                           800           654,000
United International Holdings Inc., Sr. Sec. Disc. Notes,
0.00%, 11/15/99                                                        14,953        12,224,240
Videotron Holdings PLC, Inc., Sr. Disc. Notes, 11.00%
(0% until 1999), 8/15/05                                                3,200         2,760,000
Young Broadcasting Corp., Sr. Sub. Notes, 10.125%, 2/15/05              4,000         4,200,000
-----------------------------------------------------------------------------------------------
                                                                                   $ 64,997,090
-----------------------------------------------------------------------------------------------

Building Materials -- 1.6%
-----------------------------------------------------------------------------------------------
Commemorative Brands, Inc., Sr. Sub. Notes, 11.00%, 1/15/07          $  2,000      $  2,077,500
Nortek, Inc., Sr. Notes, 9.125%, 9/1/07(1)                              3,550         3,585,500
Overhead Door Corp., Sr. Notes, 12.25%, 2/1/00                          3,450         3,583,688
Tarkett International, AG., Sr. Sub. Notes, 9.00%, 3/1/02               3,600         3,645,000
-----------------------------------------------------------------------------------------------
                                                                                   $ 12,891,688
-----------------------------------------------------------------------------------------------

Business Services -- 0.8%
-----------------------------------------------------------------------------------------------
Kindercare Learning Ctrs., Inc., Sr. Sub. Notes, 9.50%, 2/15/09      $  6,500      $  6,353,750
-----------------------------------------------------------------------------------------------
                                                                                   $  6,353,750
-----------------------------------------------------------------------------------------------

Business Services - Miscellaneous -- 1.7%
-----------------------------------------------------------------------------------------------
Allied Waste Industries, Inc., Sr. Disc. Notes, 11.30% (0%
until 2002), 6/1/07(1)                                               $  6,550      $  4,437,625
Allied Waste North America, Inc., Sr. Sub Notes, LOC,
10.25%, 12/1/06                                                         8,200         8,979,000
-----------------------------------------------------------------------------------------------
                                                                                   $ 13,416,625
-----------------------------------------------------------------------------------------------

Chemicals -- 4.1%
-----------------------------------------------------------------------------------------------
Huntsman Corp., Sr. Sub. Notes, 9.50%, 7/1/07(1)                     $  6,950      $  7,297,500
Key Plastics, Inc., Sr. Sub. Notes, 10.25%, 3/15/07                       800           840,000
NL Industries, Inc., Sr. Notes, 11.75%, 10/15/03                        5,040         5,531,400
Plastic Containers, Inc., Sr. Notes, 10.00%, 12/15/06                   2,400         2,556,000
Plastic Specialties and Tech., Inc., Sr. Sec. Notes,
11.25%, 12/1/03                                                         7,950         8,625,750
Sovereign Specialties, Sr. Sub. Notes, 9.50%, 8/1/07(1)                 3,120         3,182,400
Sterling Chemical Holdings, Inc., Sr. Disc. Notes, 0.00%, 8/15/08       2,400         1,692,000
UCC Investors, Inc., Sr. Sub. Notes, 11.00%, 5/1/03                     3,700         3,977,500
-----------------------------------------------------------------------------------------------
                                                                                   $ 33,702,550
-----------------------------------------------------------------------------------------------

Coal -- 0.2%
-----------------------------------------------------------------------------------------------
Anker Coal Group, Inc., Sr. Sub Notes, 9.75%, 10/1/07                $  1,440      $  1,461,600
-----------------------------------------------------------------------------------------------
                                                                                   $  1,461,600
-----------------------------------------------------------------------------------------------

Communications Equipment -- 3.6%
-----------------------------------------------------------------------------------------------
Echostar Communications, Sr. Sub. Notes, 12.875%
(0% until 1999), 6/1/04                                              $  2,200      $  1,991,000
Hyperion Telecommunications, Inc., Sr. Disc. Notes,
13.00% (0% until 2001), 4/15/03                                         5,000         3,506,250
Hyperion Telecommunications, Inc., Sr. Sec. Notes,
12.25%, 9/1/04(1)                                                       5,800         6,351,000
MGC Communications, Inc., Sr. Sec. Notes and Warrants,
13.00%, 10/1/04                                                         5,200         5,408,000
Omnipoint Corp., Sr. Notes, 11.625%, 8/15/06                            2,440         2,513,200
Pricellular Wireless Communications Corp., Sr. Notes,
10.75%, 11/1/04                                                         2,400         2,592,000
Pricellular Wireless Communications Corp., Sr. Sub. Disc.
Notes, 12.25% (0% until 1998), 10/1/03                                  6,980         6,910,200
-----------------------------------------------------------------------------------------------
                                                                                   $ 29,271,650
-----------------------------------------------------------------------------------------------

Communications Services -- 12.5%
-----------------------------------------------------------------------------------------------
Australis Media Ltd., Sub. Disc. Notes, 14.00%
(0% until 2000), 5/15/03                                             $  4,453      $  3,696,142
Brooks Fiber Properties, Inc., Sr. Disc. Notes, 11.875%
(0% until 2001), 11/1/06                                                2,400         1,848,000
Brooks Fiber Properties, Inc., Sr. Sub. Notes, 10.00%, 6/1/07             800           906,000
Brooks Fiber Properties. Inc., Sr. Disc. Notes, 10.875%
(0% until 2001), 3/1/06                                                 5,500         4,400,000
Call-net Enterprises, Inc., Sr. Disc. Notes,
9.27% (0% until 2002), 8/15/07                                          2,000         1,330,000
Cellnet Data Systems, Inc., Sr. Disc. Notes, 0.00%,
10/1/07                                                                   800         4,080,000
Dial Call Communications Inc., Sr. Red. Notes, 12.25%
(0% until 1999), 4/15/04                                               10,720        10,023,200
Diamond Cable Communications, PLC, Sr. Disc. Notes, 10.75% (0%
until 2002), 2/15/07                                                    6,000         3,907,500
Dobson Communications Corp., Sr. Notes, 11.75%, 4/15/07                 2,000         1,987,500
Echostar DBS Corp., Sr. Sec. Notes, 12.50%, 7/1/02(1)                   3,600         3,964,500
Echostar Satellite Broadcasting Corp., Sr. Disc. Notes, 13.125%
(0% until 2000), 3/15/04                                                7,525         6,292,781
Esat Holdings, Ltd., Sr. Deferred Coupon Notes, 12.50% (0%
until 2002), 2/1/07(1)                                                  3,600         2,340,000
Esat Telecom Group PLC, Sr. Deferred Coupon Notes, 12.50% (0%
until 2002), 2/1/07                                                     7,400         4,810,000
Intermedia Communications, Inc., Sr. Disc. Notes, 11.25% (0%
until 2002), 7/15/07(1)                                                11,040         7,645,200
Metronet Commerce Sr. Notes, 12.00%, 8/15/07(1)                         1,800         1,998,000
Microcell Telecommunication, Sr. Disc. Notes, 14.00%
(0% until 2001), 6/1/06                                                 9,800         6,713,000
Millicom International Cellular, Sr. Disc Notes, 13.50% (0%
until 2001), 6/1/06                                                     7,200         5,580,000
Nextel Communications, Inc., Sr. Disc. Notes, 10.65%, 9/15/07(1)        1,390           856,588
Nextlink Communications, Inc., Sr. Notes, 9.625%, 10/1/07               6,320         6,557,000
Nextlink Communications, Inc., Sr. Notes, 12.50%, 4/15/06               6,720         7,728,000
Primus Telecom Group, Sr. Notes, 11.75%, 8/1/04                         7,200         7,704,000
Telesystem International Wireless, Inc., Sr. Disc. Notes,
13.25% (0% until 2002), 6/30/07(1)                                      3,800         2,384,500
Telewest PLC, Debs., 11.00% (0% until
2002), 10/1/07                                                          7,000         5,250,000
-----------------------------------------------------------------------------------------------
                                                                                   $102,001,911
-----------------------------------------------------------------------------------------------

Computer Software -- 1.1%
-----------------------------------------------------------------------------------------------
Unisys Corp., Sr. Notes, 11.75%, 10/15/04                            $  2,600      $  2,938,000
Unisys Corp., Sr. Notes, 12.00%, 4/15/03                                5,600         6,286,000
-----------------------------------------------------------------------------------------------
                                                                                   $  9,224,000
-----------------------------------------------------------------------------------------------

Containers and Packaging -- 3.2%
-----------------------------------------------------------------------------------------------
American Pad and Paper Co., Sr. Sub. Notes, 13.00%, 11/15/05         $  3,250      $  3,835,000
Asia Pulp and Paper, Guaranteed Notes, 12.00%, 12/29/49                 6,000         6,127,500
Container Corp., Sr. Notes, 10.75%, 5/1/02                              3,250         3,591,250
Gaylord Container Corp., Sr. Sub. Disc. Debs., 12.75%
(0% until 1996), 5/15/05                                                5,700         6,234,375
S.D. Warren Co., Sr. Sub. Notes, 12.00%, 12/15/04                       3,800         4,294,000
US Can Corp., Sr. Sub. Notes, 10.125%, 10/15/06                         1,600         1,698,000
-----------------------------------------------------------------------------------------------
                                                                                   $ 25,780,125
-----------------------------------------------------------------------------------------------

Electric Utilities -- 0.2%
-----------------------------------------------------------------------------------------------
AES Corp., Sr. Sub. Notes, 8.375%, 8/15/07                           $  1,200      $  1,206,000
-----------------------------------------------------------------------------------------------
                                                                                   $  1,206,000
-----------------------------------------------------------------------------------------------

Electrical Equipment -- 0.4%
-----------------------------------------------------------------------------------------------
Wavetek Corp., Sr. Sub. Notes, 10.125%, 6/15/07(1)                   $  3,360      $  3,477,600
-----------------------------------------------------------------------------------------------
                                                                                   $  3,477,600
-----------------------------------------------------------------------------------------------

Electronics - Instruments -- 2.0%
-----------------------------------------------------------------------------------------------
Blue Bell Funding Inc., Sec. Ext. Notes, 11.85%, 5/1/99              $  4,304      $  4,454,640
GS Technologies Corp., Sr. Notes, 12.25%, 10/1/05                       7,100         7,916,500
HCC Industries, Inc., Sr. Sub. Notes, 10.75%, 5/15/07(1)                3,975         4,213,500
-----------------------------------------------------------------------------------------------
                                                                                   $ 16,584,640
-----------------------------------------------------------------------------------------------

Entertainment -- 1.1%
-----------------------------------------------------------------------------------------------
All American Communications, Inc., Sr. Sub. Notes,
10.875%, 10/15/01                                                    $  4,400      $  4,763,000
Cinemark USA, Sr. Sub. Notes, 9.625%, 8/1/08                            4,000         4,115,000
-----------------------------------------------------------------------------------------------
                                                                                   $  8,878,000
-----------------------------------------------------------------------------------------------

Foods -- 5.8%
-----------------------------------------------------------------------------------------------
Aurora Foods, Inc., Sr. Sub Notes, 9.875%, 2/15/07(1)                $  5,600      $  5,824,000
B and G Foods, Inc., Sr. Sub. Notes, 9.625%, 8/1/07(1)                  3,925         3,939,719
Del Monte Corp., Sr. Sub. Notes, 12.25%, 4/15/07                        4,400         4,807,000
Inflo Holdings Corp., Promissory Notes, 0.00%
(0% until 1999), 1/27/07+                                               4,400         3,960,000
International Home Foods, Inc., Sr. Sub. Notes, 10.375%, 11/1/06        9,000         9,922,500
Keebler Corp., Sr. Sub. Notes, 10.75%, 7/1/06                           5,720         6,435,000
PM Holdings Corp., Sr. Sub. Notes, 11.50%
(0% until 2000), 9/1/05                                                 2,837         2,234,138
Van De Kamps, Inc., Sr. Sub. Notes, 12.00%, 9/15/05                     6,100         6,725,250
Windy Hill Pet Food Products, Inc., Sr. Sub Notes,
9.75%, 5/15/07(1)                                                       3,050         3,172,000
-----------------------------------------------------------------------------------------------
                                                                                   $ 47,019,607
-----------------------------------------------------------------------------------------------

Health Services -- 1.8%
-----------------------------------------------------------------------------------------------
Dade International, Inc., Sr. Sub. Notes, 11.125%, 5/1/06            $  4,800      $  5,406,000
Genesis Eldercare Acquisition Corp., Sr. Sub. Notes,
9.00%, 8/1/07(1)                                                        6,120         6,089,400
Vencor, Inc., Sr. Sub. Notes, 8.625%, 7/15/07                           2,800         2,842,000
-----------------------------------------------------------------------------------------------
                                                                                   $ 14,337,400
-----------------------------------------------------------------------------------------------

Household Products -- 1.7%
-----------------------------------------------------------------------------------------------
Communications Instruments, Inc., Sr. Sub Notes,
10.00%, 9/15/04(1)                                                   $  1,760      $  1,801,800
Hedstrom Holdings, Inc., Sr. Disc. Notes, 12.00%
(0% until 2002), 6/1/09(1)                                              1,400           896,000
Icon Fitness Corp., Sr. Disc. Notes,
14.00% (0% until 2001), 11/15/06                                        1,600           944,000
Icon Health and Fitness, Inc., Sr. Sub. Notes, 13.00%, 7/15/02          4,000         4,540,000
Pillowtex Corp., Sr. Sub. Notes, 10.00%, 11/15/06                       2,400         2,532,000
Ridell Sports, Inc., Sr. Notes, 10.50%, 7/15/07                         3,160         3,314,050
-----------------------------------------------------------------------------------------------
                                                                                   $ 14,027,850
-----------------------------------------------------------------------------------------------

Information Services -- 3.6%
-----------------------------------------------------------------------------------------------
Federal Data Corp., Sr. Sub. Notes, 10.125%, 8/1/05(1)               $  4,320      $  4,428,000
Icg Holdings, Inc., Sr. Disc. Notes, 12.50%
(0% until 2001), 5/1/06                                                 1,240           930,000
Icg Holdings, Inc., Sr. Disc. Notes, 11.625%
(0% until 2002), 3/15/07                                                7,075         4,811,000
Intermedia Capital Partners, Sr. Sub. Notes, 11.25%, 8/1/06             2,050         2,249,875
ITC Deltacom, Inc., Sr. Notes, 11.00%, 6/1/07(1)                        4,000         4,390,000
ITT Publimedia, Sr. Notes, 9.375%, 9/15/07(1)                           1,440         1,508,400
Mcleod Usa, Inc., Sr. Notes, 9.25%, 7/15/07(1)                          3,680         3,910,000
Orion Network Systems, Inc., Sr. Disc. Notes,  12.50%
(0% until 2002), 1/15/07                                                1,600         1,072,000
Orion Network Systems, Inc., Sr. Notes, 11.25%, 1/15/07                 5,600         6,132,000
-----------------------------------------------------------------------------------------------
                                                                                   $ 29,431,275
-----------------------------------------------------------------------------------------------

Investment Services -- 1.6%
-----------------------------------------------------------------------------------------------
DVI, Inc., Sr. Notes, 9.875%, 2/1/04                                 $  4,400      $  4,554,000
IHF Holdings, Inc., Sr. Disc. Notes, 15.00%
(0% until 1999), 11/15/04                                               2,960         2,575,200
ISP Holdings, Inc., Sr. Notes, 9.75%, 2/15/02                           5,750         6,210,000
-----------------------------------------------------------------------------------------------
                                                                                   $ 13,339,200
-----------------------------------------------------------------------------------------------

Lodging and Gaming -- 4.0%
-----------------------------------------------------------------------------------------------
Aztar Corp., Sr. Sub. Notes, 13.75%, 10/1/04                         $  5,000      $  5,731,250
Capstar Hotel, Co., Sr. Sub. Notes, 8.75%, 8/15/07(1)                   2,025         2,047,781
Harvey Casinos Resorts, Sr. Sub. Notes, 10.625%, 6/1/06                 6,000         6,570,000
Horseshoe Gaming L.l.C., Sr. Sub. Notes, 9.375%, 6/15/07(1)             3,200         3,304,000
Showboat Marina Casino, 1st Mtg. Notes, 13.50%, 3/15/03                 6,000         6,900,000
Trump Atlantic City Associates, Co., 1st Mtg. Notes, 11.25%, 5/1/06     4,700         4,559,000
Trump Holdings & Funding Inc., Sr. Notes, 15.50%, 6/15/05               3,000         3,502,500
-----------------------------------------------------------------------------------------------
                                                                                   $ 32,614,531
-----------------------------------------------------------------------------------------------

Machinery -- 2.2%
-----------------------------------------------------------------------------------------------
Alvey Systems, Inc., Sr. Sub. Notes, 11.375%, 1/31/03                $  2,400      $  2,520,000
Amtrol Acquisition, Inc., Sr. Sub. Notes, 10.625%, 12/31/06             3,600         3,726,000
Cambridge Industries, Inc., Sr. Sub. Notes, 10.25%, 7/15/07(1)          2,520         2,633,400
IMO Industries, Sr. Sub. Notes, 11.75%, 5/1/06                          8,680         9,265,900
-----------------------------------------------------------------------------------------------
                                                                                   $ 18,145,300
-----------------------------------------------------------------------------------------------

Manufacturing -- 4.2%
-----------------------------------------------------------------------------------------------
Consumers International, Inc., Sr. Sub. Notes, 10.25%, 4/1/05(1)     $  3,935      $  4,289,150
Energy Corp., Sr. Sub. Notes, 9.50%, 5/15/07                            5,400         5,427,000
Motors and Gears, Inc., Sr. Notes, 10.75%, 11/15/06                     4,000         4,280,000
Roller Bearing Co. America, Inc., Sr. Sub. Notes, 9.625%, 6/15/07(1)    1,600         1,640,000
Roller Bearing Holdings Co., Sr. Disc. Debs., 13.00%
(0% until 2002), 6/15/09(1)                                             3,000         1,785,000
Telex Communication Group, Inc., Sr. Sub. Notes, 10.50%, 5/1/07(1)      4,475         4,592,469
Tjiwi Kimia Finance Mauritius, Ltd., Guaranteed Sr. Sub. Notes,
10.00%, 8/1/04(1)                                                       3,800         3,728,750
United Refining Co., Gty. Notes, 10.75%, 6/15/07(1)                     3,200         3,200,000
Viasystems, Inc., Sr. Sub. Notes, 9.75%, 6/1/07(1)                      5,000         5,200,000
-----------------------------------------------------------------------------------------------
                                                                                   $ 34,142,369
-----------------------------------------------------------------------------------------------

Medical Products -- 0.7%
-----------------------------------------------------------------------------------------------
Maxxim Medical, Inc., Sr. Sub. Notes, 10.50%, 8/1/06                 $  5,200      $  5,668,000
-----------------------------------------------------------------------------------------------
                                                                                   $  5,668,000
-----------------------------------------------------------------------------------------------

Metals - Industrial -- 3.1%
-----------------------------------------------------------------------------------------------
Applied Extrusion Inc., Sr. Notes, 11.50%, 4/1/02                    $  6,000      $  6,360,000
Howmet Corp., Sr. Sub. Notes, 10.00%, 12/1/03                           2,850         3,106,500
Kaiser Aluminum and Chemical Corp., Sr. Notes, 10.875%, 10/15/06        2,500         2,706,250
Kaiser Aluminum and Chemical Corp., Sr. Sub. Notes, 12.75%, 2/1/03      6,600         7,128,000
Newflo Corp., Sub. Notes, 13.25%, 11/15/02                              5,500         5,831,100
-----------------------------------------------------------------------------------------------
                                                                                   $ 25,131,850
-----------------------------------------------------------------------------------------------

Miscellaneous -- 2.4%
-----------------------------------------------------------------------------------------------
Alliant Tech Systems Inc., Sr. Sub. Notes, 11.75%, 3/1/03            $  4,000      $  4,430,000
Clark-Schwebel, Sr. Notes, 10.50%, 4/15/06                              5,200         5,694,000
Day International Group, Inc., Sr. Sub. Notes, 11.125%, 6/1/05          3,300         3,564,000
Selmer Co., Inc., Sr. Sub. Notes, 11.00%, 5/15/05                       5,300         5,777,000
-----------------------------------------------------------------------------------------------
                                                                                   $ 19,465,000
-----------------------------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 5.1%
-----------------------------------------------------------------------------------------------
AES Corp., Sr. Sub. Notes, 10.25%, 7/15/06                           $  1,600      $  1,748,000
Belden and Blake Corp., Sr. Sub. Notes, 9.875%, 6/15/07(1)              5,200         5,226,000
Cal Energy Company, Inc., Sr. Notes, 9.50%, 9/15/06                     5,500         5,935,160
Dawson Product Services, Inc., Sr. Notes, 9.375%, 2/1/07                2,800         2,919,000
DI Industries, Inc., Sr. Sub. Notes, 8.875%, 7/1/07                     4,800         4,944,000
Mariner Energy Corp., Sr. Sub. Notes, 10.50%, 8/1/06                   10,000        10,200,000
Midland Funding II, Sec. Lease Oblig., 11.75%, 7/23/05                  2,200         2,611,180
Rutherford-Moran Oil Corp., Sr. Sub. Notes, 10.75%, 10/1/04             4,630         4,803,625
Veritas DGC, Inc., Sr. Notes, 9.75%, 10/15/03                           3,200         3,400,000
-----------------------------------------------------------------------------------------------
                                                                                   $ 41,786,965
-----------------------------------------------------------------------------------------------

Oil and Gas - Exploration and Production -- 0.4%
-----------------------------------------------------------------------------------------------
Dailey Petroleum Service Corp., Sr. Disc. Notes, 9.75%, 8/15/07(1)   $  3,025      $  3,146,000
-----------------------------------------------------------------------------------------------
                                                                                   $  3,146,000
-----------------------------------------------------------------------------------------------

Paper and Forest Products -- 0.7%
-----------------------------------------------------------------------------------------------
Pindo Deli Finance Mauritius, Ltd., Guaranteed Sr. Notes,
10.75%, 10/1/07(1)                                                   $  4,000      $  4,085,000

Stone Container Corp., Sr. Sub. Notes, 12.25%, 4/1/02                   1,400         1,452,500
-----------------------------------------------------------------------------------------------
                                                                                   $  5,537,500
-----------------------------------------------------------------------------------------------

Printing and Business Products -- 0.4%
-----------------------------------------------------------------------------------------------
MDC Communications Corp., Sr. Sub. Notes, 10.50%, 12/1/06            $  3,200      $  3,436,000
-----------------------------------------------------------------------------------------------

                                                                                   $  3,436,000
-----------------------------------------------------------------------------------------------

Publishing -- 1.8%
-----------------------------------------------------------------------------------------------
Newsquest Capital Corp., Sr. Sub. Notes, 11.00%, 5/1/06              $  1,000      $  1,115,000
Newsquest Capital Corp., Sr. Sub. Notes, 11.00%, 5/1/06                 7,400         8,251,000
Von Hoffman Press, Inc., Sr. Sub Notes, 10.375%, 5/15/07(1)             4,800         5,088,000
-----------------------------------------------------------------------------------------------
                                                                                   $ 14,454,000
-----------------------------------------------------------------------------------------------

Retail - Food and Drug -- 3.6%
-----------------------------------------------------------------------------------------------
AFC Enterprises, Inc. Sr Notes, 10.25%, 5/15/07                      $  9,600      $ 10,080,000
Duane Reade, G.P., Sr. Notes, 12.00%, 9/15/02                           6,200         6,510,000
Jitney-Jungle Stores America, Inc., Sr. Sub. Notes,
10.375%, 9/15/07(1)                                                     3,040         3,131,200
Randalls Food Products Markets, Inc., Sr. Sub. Notes, 9.375%,
7/1/07(1)                                                               2,120         2,141,200
Star Markets Co., Sr. Sub. Notes, 13.00%, 11/1/04                       6,200         7,068,000
-----------------------------------------------------------------------------------------------
                                                                                   $ 28,930,400
-----------------------------------------------------------------------------------------------

Retail - General -- 0.3%
-----------------------------------------------------------------------------------------------
Knoll, Inc., Sr. Sub. Notes, 10.875%, 3/15/06                        $  2,335      $  2,591,850
-----------------------------------------------------------------------------------------------
                                                                                   $  2,591,850
-----------------------------------------------------------------------------------------------

Retail - Specialty and Apparel -- 0.6%
-----------------------------------------------------------------------------------------------
Specialty Retailers, Inc., Gty. Notes, 9.00%, 7/15/07                $    800      $    813,000
Stage Stores, Inc., Notes, 8.50%, 7/15/05                               4,000         4,095,000
-----------------------------------------------------------------------------------------------
                                                                                   $  4,908,000
-----------------------------------------------------------------------------------------------

Telephone Utilities -- 0.7%
-----------------------------------------------------------------------------------------------
Jordan Telecom Products, Inc., Sr. Disc. Notes, 11.75% (0%
until 2001), 8/1/07(1)                                               $  7,700      $  6,006,000
-----------------------------------------------------------------------------------------------
                                                                                   $  6,006,000
-----------------------------------------------------------------------------------------------

Textiles -- 0.5%
-----------------------------------------------------------------------------------------------
Clark-Schwebel Holdings, Inc., Sr. Sub. Notes,
12.50%, 7/15/07(1)                                                   $  3,726      $  4,023,555
-----------------------------------------------------------------------------------------------
                                                                                   $  4,023,555
-----------------------------------------------------------------------------------------------

Transportation -- 0.6%
-----------------------------------------------------------------------------------------------
Hermes Europe Railtel, Sr. Sub. Notes, 11.50%, 8/15/07(1)            $  4,735      $  5,161,150
-----------------------------------------------------------------------------------------------
                                                                                   $  5,161,150
-----------------------------------------------------------------------------------------------

Total Corporate Bonds & Notes (identified cost $708,176,781)                       $752,889,191
-----------------------------------------------------------------------------------------------

Common Stocks, Warrants and
Rights -- 0.6%

                                                                      Shares
-----------------------------------------------------------------------------------------------

Broadcasting and Cable -- 0.0%
-----------------------------------------------------------------------------------------------
American Telecasting, Inc. Warrants+*                                   2,600      $         26
Australis Holdings, Ltd., Warrants+*                                    2,000                --
Australis Media Ltd., Warrants+*                                        3,600                --
United International Holdings, Inc.,
Warrants Exp. 11/15/99+*                                                7,840            56,840
-----------------------------------------------------------------------------------------------
                                                                                   $     56,866
-----------------------------------------------------------------------------------------------

Chemicals -- 0.1%
-----------------------------------------------------------------------------------------------
Crompton & Knowles Corp., Common                                        9,489      $    252,047
Sterling Chemicals Holdings, Warrants+*                                 3,200           112,000
-----------------------------------------------------------------------------------------------
                                                                                   $    364,047
-----------------------------------------------------------------------------------------------

Communications Equipment -- 0.0%
-----------------------------------------------------------------------------------------------
In Flight Phone Corp., Warrants Exp. 8/31/02+*                          1,600      $         --
-----------------------------------------------------------------------------------------------
                                                                                   $         --
-----------------------------------------------------------------------------------------------

Communications Services -- 0.3%
-----------------------------------------------------------------------------------------------
CS Wireless Systems, Inc., Common+*                                       902      $         --
Esat Holdings, Ltd., Warrants To Buy
 .0447477 Shrs of Common+*                                               3,600            90,000
Hyperion Communications, Inc., Warrants,
Expires 4/15/01*                                                        4,000            90,000
Microcell Telecommunication, Warrants+*                                58,400         1,387,000
Microcell Telecommunication, Contingent Warrants+*                     58,400               584
Nextel Communications Warrants Exp. 4/25/99+*                           7,200            82,800
Nextel Communications, Inc., Common+                                   11,154           322,072
-----------------------------------------------------------------------------------------------
                                                                                   $  1,972,456
-----------------------------------------------------------------------------------------------

Containers and Packaging -- 0.0%
-----------------------------------------------------------------------------------------------
SD Warren Company, Warrants Exp. 12/15/06+*                            48,000      $    252,000
-----------------------------------------------------------------------------------------------
                                                                                   $    252,000
-----------------------------------------------------------------------------------------------

Foods -- 0.0%
-----------------------------------------------------------------------------------------------
Servam Corp., $2.00 Warrant Exp. 4/1/01+*                              12,276      $         --
Servam Corp., $4.50 Warrant Exp. 4/1/01+*                               2,760                --
Servam Corp., Common+*                                                  1,380                --
Specialty Foods Acquisition Corp., Common+*                            48,000            12,000
-----------------------------------------------------------------------------------------------
                                                                                   $     12,000
-----------------------------------------------------------------------------------------------

Industrial Development Revenue/Pollution
Control Revenue -- 0.0%
-----------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., Common+*                                    40,000      $        400
-----------------------------------------------------------------------------------------------
                                                                                   $        400
-----------------------------------------------------------------------------------------------

Information Services -- 0.0%
-----------------------------------------------------------------------------------------------
Orion Network Warrants Expire 1/15/07*                                  7,200      $         --
-----------------------------------------------------------------------------------------------
                                                                                   $         --
-----------------------------------------------------------------------------------------------

Machinery -- 0.2%
-----------------------------------------------------------------------------------------------
Terex Corp., Common*                                                   77,120      $  1,600,240
Terex Corp., Warrants Exp. 5/15/02+*                                   20,000           260,000
-----------------------------------------------------------------------------------------------
                                                                                   $  1,860,240
-----------------------------------------------------------------------------------------------

Metals - Industrial -- 0.0%
-----------------------------------------------------------------------------------------------
Gulf States Steel, Warrants+*                                           2,400      $        120
-----------------------------------------------------------------------------------------------
                                                                                   $        120
-----------------------------------------------------------------------------------------------

Total Common Stocks, Warrants and Rights
  (identified cost $1,315,377)                                                     $  4,518,129
-----------------------------------------------------------------------------------------------

Preferred Stocks -- 5.3%

Broadcasting and Cable -- 3.6%
-----------------------------------------------------------------------------------------------
Adelphia Communications, Corp.(1)                                      40,000      $  4,440,000
Cablevision Systems Corp., 11.125% (PIK)(1)                           104,608        11,768,343
Chancellor Radio Broadcasting, Inc.(1)                                 89,194        10,268,459
Echostar Communications(1)                                              3,200         3,356,000
-----------------------------------------------------------------------------------------------
                                                                                   $ 29,832,802
-----------------------------------------------------------------------------------------------

Communications Services -- 1.1%
-----------------------------------------------------------------------------------------------
IXC Communications, Inc.(1)                                             7,600      $  8,816,000
Nextlink Communications 14% (PIK)(1)                                      897            58,754
-----------------------------------------------------------------------------------------------
                                                                                   $  8,874,754
-----------------------------------------------------------------------------------------------

Containers and Packaging -- 0.3%
-----------------------------------------------------------------------------------------------
S.D. Warren Co. w / Warrants, 14%, 12/15/06                            48,000      $  2,160,000
-----------------------------------------------------------------------------------------------
                                                                                   $  2,160,000
-----------------------------------------------------------------------------------------------

Telephone Utilities -- 0.3%
-----------------------------------------------------------------------------------------------
Jordan Telecom Products, Inc.(1)                                        2,500      $  2,687,500
-----------------------------------------------------------------------------------------------
                                                                                   $  2,687,500
-----------------------------------------------------------------------------------------------

Total Preferred Stocks
  (identified cost $38,326,233)                                                   $  43,555,056
-----------------------------------------------------------------------------------------------

Short-Term Investment -- 1.6%
                                                                 Principal
                                                                 Amount
                                                                 (000 omitted)
-----------------------------------------------------------------------------------------------
Associates Corporation of America, 6.36%, 10/1/97                   $  12,574      $ 12,574,000
-----------------------------------------------------------------------------------------------

Total Short-Term Investment
  (at amortized cost $12,574,000)                                                  $ 12,574,000
-----------------------------------------------------------------------------------------------

Total Investments -- 100.0%
  (identified cost $760,392,391)                                                   $813,536,376
-----------------------------------------------------------------------------------------------

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1997, the value of these securities amounted to
    $210,621,388 or 25.5% of net assets.

  + Restricted security (see Note 6).

  * Non-income producing security.

    (PIK) Payment in-kind.

                       See notes to financial statements

High Income Portfolio as of September 30, 1997
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------
Statement of Assets and Liabilities

As of September 30, 1997
(Expressed in United States Dollars)

Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)
  (identified cost, $760,392,391)                                   $813,536,376
Cash                                                                       3,151
Receivable for investments sold                                       14,054,834
Interest receivable                                                   17,183,311
Prepaid expenses                                                          10,866
Deferred organization expenses (Note 1D)                                   7,508
--------------------------------------------------------------------------------
Total assets                                                        $844,796,046
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                   $ 19,742,797
Payable to affiliate for Trustees' fees (Note 2)                           5,229
Accrued expenses                                                          35,517
--------------------------------------------------------------------------------
Total liabilities                                                   $ 19,783,543
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio           $825,012,503
--------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals             $771,868,518
Net unrealized appreciation of investments
  (computed on the basis of identified cost)                          53,143,985
--------------------------------------------------------------------------------
Total                                                               $825,012,503
--------------------------------------------------------------------------------

Statement of Operations

For the Six Months Ended
September 30, 1997
(Expressed in United States Dollars)

Investment Income (Note 1B)
--------------------------------------------------------------------------------
Interest income                                                      $37,842,819
Dividend income                                                          251,621
Miscellaneous income                                                     303,500
--------------------------------------------------------------------------------
Total investment income                                              $38,397,940
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                      $ 2,220,108
Compensation of Trustees not members of the Investment Adviser's
  organization (Note 2)                                                      104
Custodian fee                                                            130,471
Legal and accounting services                                             48,668
Amortization of organization expenses (Note 1D)                            2,265
Miscellaneous                                                              5,311
--------------------------------------------------------------------------------
Total expenses                                                       $ 2,406,927
--------------------------------------------------------------------------------

Net investment income                                                $35,991,013
--------------------------------------------------------------------------------
Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                    $12,116,158
--------------------------------------------------------------------------------
Net realized gain on investments                                     $12,116,158
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                                $42,365,746
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments                                                     $42,365,746
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                      $54,481,904
--------------------------------------------------------------------------------
Net increase in net assets from operations                           $90,472,917
--------------------------------------------------------------------------------

                       See notes to financial statements

High Income Portfolio as of September 30, 1997
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
--------------------------------------------------------------------------------
Statements of Changes in Net Assets

(Expressed in United States Dollars)

                                           Six Months Ended
Increase (Decrease)                        September 30, 1997    Year Ended
in Net Assets                              (Unaudited)           March 31, 1997
--------------------------------------------------------------------------------

From operations --
  Net investment income                       $  35,991,013     $  60,083,973
  Net realized gain (loss) on investments        12,116,158        (4,056,681)
  Net change in unrealized appreciation
    (depreciation) of investments                42,365,746        13,401,858
--------------------------------------------------------------------------------
Net increase in net assets from operations    $  90,472,917     $  69,429,150
--------------------------------------------------------------------------------

Capital transactions --
  Contributions                               $ 134,568,596     $ 280,137,284
  Withdrawals                                  (106,740,472)     (154,202,111)
--------------------------------------------------------------------------------
Net increase in net assets from capital
  transactions                                $  27,828,124     $ 125,935,173
--------------------------------------------------------------------------------
Net increase in net assets                    $ 118,301,041     $ 195,364,323
--------------------------------------------------------------------------------
Net Assets
--------------------------------------------------------------------------------
At beginning of period                        $ 706,711,462     $ 511,347,139
--------------------------------------------------------------------------------
At end of period                              $ 825,012,503     $ 706,711,462
--------------------------------------------------------------------------------

                       See notes to financial statements

High Income Portfolio as of September 30, 1997
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
--------------------------------------------------------------------------------

Supplementary Data
(Expressed in United States Dollars)

                                           Six Months Ended                               Year Ended March 31,
                                           September 30, 1997         -----------------------------------------------------
                                           (Unaudited)                   1997                 1996                 1995*
---------------------------------------------------------------------------------------------------------------------------
Ratios (as a percentage of average daily net assets)
---------------------------------------------------------------------------------------------------------------------------
Expenses                                          0.63%+                     0.67%                0.71%                0.70%+
Net investment income                             9.44%+                    10.02%               10.41%               10.63%+
Portfolio Turnover                                  61%                        78%                  88%                  53%
---------------------------------------------------------------------------------------------------------------------------
Average Commission Rate (per share)(1)          $0.060                         --                   --                   --
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)      $825,013                   $706,711             $511,347             $442,552
---------------------------------------------------------------------------------------------------------------------------

   + Annualized.

   * For the period from the start of business, June 1, 1994, to March 31, 1995.

(1) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged.

                       See notes to financial statements

High Income Portfolio as of September 30, 1997
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------
(Expressed in United States Dollars)

1 Significant Accounting Policies
-------------------------------------------------------------------------------
  High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuations -- Investments listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

  C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

  F Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  G Other -- Investment transactions are accounted for on a trade date basis.

  H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of expenses on the Statement of Operations.

  I Interim Financial Information -- The interim financial statements relating to September 30, 1997 and the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research
  (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 1997, the fee was equivalent to 0.58%, annualized, of the Portfolio's average daily net assets and amounted to $2,220,108. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment
  Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 1997, no significant amounts have been deferred.

3 Investments
--------------------------------------------------------------------------------
  The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $515,140,152 and $447,503,735, respectively, for the six months ended September 30, 1997.

4 Line of Credit
--------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the banks' adjusted certificate of deposit rate, Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

5 Federal Income Tax Basis of Investments
--------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in value of the investments owned at September 30, 1997, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                     $760,392,391
  ------------------------------------------------------------------
  Gross unrealized appreciation                      $ 53,864,321
  Gross unrealized depreciation                          (720,336)
  ------------------------------------------------------------------
  Net unrealized appreciation                        $ 53,143,985
  ------------------------------------------------------------------

6 Restricted Securities
--------------------------------------------------------------------------------
  At September 30, 1997, the Portfolio owned the following securities (constituting 0.79% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A Securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to certain of these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                               Date of
Description                                    Acquisition      Shares/Face            Cost      Fair Value
-----------------------------------------------------------------------------------------------------------
Corporate Note
-----------------------------------------------------------------------------------------------------------
Inflo Holdings Corp.,
  Promissory Notes, 10%
  (0% until 1999), 1/27/07                         9/13/96        4,400,000      $2,884,000      $3,960,000

Common Stocks, Warrants, and Rights
-----------------------------------------------------------------------------------------------------------
American Telecasting, Inc. Warrants               01/16/96            2,600      $   71,500      $       26
Australis Holdings, Ltd., Warrants                04/02/97            2,000              --              --
Australis Media Ltd., Warrants                    05/26/95            3,600              --              --
CS Wireless Systems, Inc., Common                 01/14/97              902              --              --
Esat Holdings, Ltd., Warrants                     06/19/97            3,600              --          90,000
Gulf States Steel, Warrants                       08/22/95            2,400              --             120
In Flight Phone Corp., Warrants Exp. 8/31/02      11/28/95            1,600              --              --
Microcell Telecommunication, Warrants             10/30/96           58,400              --       1,387,000
Microcell Telecommunication, Contingent
  Warrants                                        10/30/96           58,400              --             584
Nextel Communications, Inc., Common               09/05/97           11,154         180,000         322,072
Nextel Communications Warrants Exp. 4/25/99       10/04/96            7,200              --          82,800
SD Warren Company Warrants Exp. 12/15/06          05/15/95           48,000              --         252,000
Servam Corp., $2.00 Warrant Exp. 4/1/01           12/15/87           12,276              --              --
Servam Corp., $4.50 Warrant Exp. 4/1/01           12/15/87            2,760              --              --
Servam Corp., Common                              12/15/87            1,380              --              --
Sterling Chemicals Holdings, Warrants             10/07/96            3,200              --         112,000
Specialty Foods Acquisition Corp., Common         08/10/93           48,000          34,886          12,000
Terex Corp., Warrants Exp. 5/15/02                11/07/96           20,000              --         260,000
Thermadyne Holdings Corp., Common                 04/03/89           40,000          28,800             400
United International Holdings, Inc.,
  Warrants Exp. 11/15/99                          11/16/94            7,840         222,186          56,840
-----------------------------------------------------------------------------------------------------------
                                                                                 $3,421,372      $6,535,842
-----------------------------------------------------------------------------------------------------------

EV Marathon High Income Fund as of September 30, 1997
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT
--------------------------------------------------------------------------------

EV Marathon High Income Fund

Officers                                  Independent Trustees
M. DOZIER GARDNER                         DONALD R. DWIGHT
President and Trustee                     President, Dwight Partners, Inc.
                                          Chairman, Newspapers of New England, Inc.

JAMES B. HAWKES
Vice President and Trustee                SAMUEL L. HAYES, III
                                          Jacob H. Schiff Professor of Investment
                                          Banking, Harvard University Graduate School of
WILLIAM H. AHERN, JR.                     Business Administration
Vice President

                                          NORTON H. REAMER
MICHAEL B. TERRY                          President and Director, United Asset
Vice President                            Management Corporation

JAMES L. O'CONNOR                         JOHN L. THORNDIKE
Treasurer                                 Formerly Director, Fiduciary Company Incorporated

ALAN R. DYNNER                            JACK L. TREYNOR
Secretary                                 Investment Adviser and Consultant


High Income Portfolio

Officers                                  Independent Trustees
M. DOZIER GARDNER                         DONALD R. DWIGHT
President and Trustee                     President, Dwight Partners, Inc.
                                          Chairman, Newspapers of New England, Inc.

JAMES B. HAWKES
Vice President and Trustee                SAMUEL L. HAYES, III
                                          Jacob H. Schiff Professor of Investment
                                          Banking, Harvard University Graduate School of
HOOKER TALCOTT, JR.                       Business Administration
Vice President and
Co-Portfolio Manager
                                          NORTON H. REAMER
                                          President and Director, United Asset
MICHAEL W. WEILHEIMER                     Management Corporation
Vice President and
Co-Portfolio Manager
                                          JOHN L. THORNDIKE
                                          Formerly Director, Fiduciary Company Incorporated
WILLIAM CHISHOLM
Vice President
                                          JACK L. TREYNOR
                                          Investment Adviser and Consultant
RAYMOND O'NEILL
Vice President

MICHEL NORMANDEAU
Vice President

JAMES L. O'CONNOR
Treasurer

ALAN R. DYNNER
Secretary

Investment Adviser of High Income Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of
EV Marathon High Income Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

Transfer and Dividend
Disbursing Agent
First Data Investor Services Group
Attention: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123




EV Marathon High Income Fund
24 Federal Street
Boston, MA 02110

--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
                                                                   M-HISRC-11/97